Basis of preparation	12 Months Ended
Dec. 31, 2024
Disclosure of basis of preparation of financial statements [Abstract]
Basis of preparation	Note 1: Basis of preparation
The consolidated financial statements of Lloyds Bank plc and its subsidiary undertakings (the Group) have been prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006. The financial statements have also been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (IASB).
The financial information has been prepared under the historical cost convention, as modified by the revaluation of investment properties, financial assets measured at fair value through other comprehensive income, trading securities and certain other financial assets and liabilities at fair value through profit or loss and all derivative contracts. The directors consider that it is appropriate to continue to adopt the going concern basis in preparing the financial statements. In reaching this assessment, the directors have considered the Group’s capital and funding position, the impact of climate change upon the Group’s future performance and the results from stress testing scenarios.
The Group’s accounting policies are consistent with those applied by the Group in its financial statements for the year ended 31 December
2023 and there have been no changes in the Group’s methods of computation.
The IASB has issued a number of minor amendments to the IFRS Accounting Standards effective 1 January 2024, including IFRS 16 Lease
Liability in a Sale and Leaseback, IAS 1 Non-current Liabilities with Covenants, and IAS 1 Classification of Liabilities as Current or Non-current.
These amendments do not have a significant impact on the Group.
Future accounting developments
There are a number of new accounting pronouncements issued by the IASB with an effective date of 1 January 2027. This includes IFRS 18
Presentation and Disclosure in Financial Statements which replaces IAS 1 Presentation of Financial Statements and IFRS 19 Subsidiaries without
Public Accountability: Disclosures. The impact of these standards is being assessed and they have not yet been endorsed for use in the UK.
The IASB has issued its annual improvements and a number of amendments to the IFRS Accounting Standards effective on or after 1 January
2025, including Amendments to IFRS 9 Financial Instruments (effective 1 January 2026) and Amendments to IFRS 7 Financial Instruments
Disclosure (effective 1 January 2026) and IAS 21 The Effects of Changes in Foreign Exchange Rates (effective 1 January 2025). These improvements and amendments are not expected to have a significant impact on the Group.